SHORT-TERM BORROWINGS AND LONG-TERM DEBT	12 Months Ended
Mar. 31, 2014
SHORT-TERM BORROWINGS AND LONG-TERM DEBT

10. SHORT-TERM BORROWINGS AND LONG-TERM DEBT

Short-term borrowings at March 31, 2013 and 2014 are comprised of the following:

	March 31,
	2013	2014
Average interest rates on loans from banks and others	1.43%	1.17%

	March 31,
	2013	2014
	(Yen in millions)
Secured	¥135	¥253
Unsecured	3,000	3,811

	¥3,135	¥4,064

Long-term debt at March 31, 2013 and 2014 are comprised of the following:

	March 31,
	2013	2014
Range of interest rates on loans from banks and others	0.20%-7.01%	0.20%-7.01%

	March 31,
	2013	2014
	(Yen in millions)
Secured	¥29,086	¥30,537
Unsecured	1,586	1,289

	30,672	31,826
Less, portion due within one year	(9,817)	(12,360)

	¥20,855	¥19,466

Aggregate maturities of long-term debt at March 31, 2014 are as follows:

Years ending March 31,	(Yen in millions)
2016	¥8,526
2017	5,798
2018	3,345
2019	1,448
2020 and thereafter	349

¥19,466

Kyocera’s assets pledged as collateral of property, plant and equipment, net of accumulated depreciation and intangible assets for loans from banks at March 31, 2013 and 2014 are as follows:

	March 31,
	2013	2014
	(Yen in millions)
Property, plant and equipment, net of accumulated depreciation	¥3,869	¥4,112

As described in Note 8 to the Consolidated Financial Statement, since transferring of the capital lease receivables did not qualify as a sale for financial reporting purpose, Kyocera has accounted for the cash received as a secured borrowing. As a result of the transaction, capital lease receivables in the amount of ¥27,065 million and ¥29,389 million as of March 31, 2013 and 2014 have been recorded on the balance sheets, respectively.